Document and Entity Information	Mar. 22, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	MP Materials Corp. / DE
Amendment Flag	false
Entity Central Index Key	0001801368
Document Type	8-K
Document Period End Date	Mar. 22, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39277
Entity Tax Identification Number	84-4465489
Entity Address, Address Line One	6720 Via Austi Parkway
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	(702)
Local Phone Number	844-6111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value of $0.0001 per share
Trading Symbol	MP
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A Common Stock
Trading Symbol	MPWS
Security Exchange Name	NYSE